Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
2021	$ 45,959
2022	104,910
2023	130,405
2024	138,490
2025	10,145
Thereafter	34,675
Total	$ 464,584
MAVEN TOPCO LIMITED [Member]
Other Commitments [Line Items]
2021		$ 17,182	$ 35,414
2022		35,607	34,065
2023		36,395	34,754
2024		24,869	23,640
2025		2,857	2,394
Thereafter		8,722	6,969
Total		$ 125,632	$ 137,236